Operations	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Operations
1	Operations
Vinci Partners Investimentos Ltda. (referred to herein as “Entity”, “Group” or “Vinci”) started its activities in September 2009. Its objective is to hold investments in the capital of other companies as partner (quotaholder). The investees are specialized in rendering alternative investment management, asset allocation and financial advisory services. The actual quotaholders of the Entity are disclosed in Note 14.
The Entity is established and domiciled in Brazil, and its headquarters are located at Rua Bartolomeu Mitre nº 336, Leblon, in the city of Rio de Janeiro.
The issuance of these financial statements was authorized by the Entity’s management on March 5, 2021.
Corporate reorganization
Prior to the consummation of the initial public offering, on January 15, 2021 the individual partners of Vinci contributed the entirety of their quotas in Vinci to Vinci Partners Investments Ltd (referred to herein as “Vinci Partners Ltd”), a Cayman Islands exempted company incorporated with limited liability for purposes of effectuating the initial public offering of Vinci Partners Ltd.
In return for this contribution Vinci Partners Ltd issued (1) new Class B common shares to Gilberto Sayão da Silva and (2) new Class A common shares to all other quotaholders of Vinci in exchange for the quotas of Vinci contributed to Vinci Partners Ltd, or the Contribution. Until the Contribution, Vinci Partners Ltd did not commence operations and had only nominal assets and liabilities and no material contingent liabilities or commitments.
The reorganization mentioned above is disclosed in these financial statements as a non-adjusting
post balance sheet event, with the impacts to be reflected in financial statements for periods subsequent to December 31, 2020.
Initial Public Offering (IPO) – Vinci Partners Ltd
On January 28, 2021 Vinci Partners Ltd announced the price of its public offering of the Class A common shares. being offered 13,873,474 Class A common shares. The impact of the transaction is disclosed in these financial statements as a non-adjusting
post balance sheet event, with the accounting impacts to be reflected in financial statements for periods subsequent to December 31, 2020. Prior to this offering, there has been no public market for our Class A common shares. The initial public offering price per Class A common share was US$18.00.
The Class A common shares have been approved for listing on the Nasdaq Global Select Market, or Nasdaq, under the symbol “VINP.” Vinci Partners Ltd has two classes of common shares: Class A common shares and our Class B common shares.
Class B common shares carry rights that are identical to the Class A common shares, except that (1) holders of Class B common shares are entitled to 10 votes per share, whereas holders of our Class A common shares are entitled to one vote per share; (2) holders of Class B common shares have certain conversion rights; (3) holders of Class B common shares are entitled to preemptive rights in the event that additional Class A common shares are issued in order to maintain their proportional ownership interest; and (4) Class B common shares shall not be listed on any stock exchange and will not be publicly traded.
On February 1, 2021, Vinci Partners Ltd announced the closing of its initial public offering The net proceeds from the offering were US$ 232 million, after deducting underwriting discounts and commissions. The Class A common shares began trading on the Nasdaq Global Select Market on January 28, 2021 under the ticker symbol “VINP.”

In connection with the offering, Vinci Partners has granted the underwriters a
30-day
option to purchase up to an additional 2,081,021 Class A common shares at the initial public offering price, less underwriting discounts and commissions. On February 8, 2021, Vinci Partners Ltd received net proceeds of US$ 23 million in respect of the additional 1,398,014 Class A common shares issued.
Vinci Partners Ltd intends to use the net proceeds from the offering to (1) to fund investments in its own products alongside its investors; (2) to pursue opportunities for strategic transactions; and (3) for other general corporate purposes.
Impacts of the coronavirus pandemic
(COVID-19)
Since January 2020, the outbreak of coronavirus has impacted global commercial activities. The rapid development of the pandemic generated significant uncertainty of the real consequences of an ultimate impact. During the year there was a continued adverse effect on economic and market conditions that triggered a period of global economic slowdown.
The
COVID-19
pandemic and government measures taken in response thereto have caused disruptions in some of our funds’ portfolio companies’ businesses and could lead to long-term disruptions or closures. For instance, the
COVID-19
pandemic has caused work stoppages and increased unemployment, including because of illness or travel or government restrictions in connection with the pandemic. Additionally, the
COVID-19
pandemic has resulted in the temporary or permanent closure of many businesses and has required adjustments in how many businesses operate. For example, certain funds in our real estate segment were adversely impacted as a result of shopping mall closures in Brazil lasting over six months. In addition, there is uncertainty surrounding real estate funds with concentrated investments in office space as the real estate market adjusts to shifts in office space demand in response to changes in economic activity and remote working arrangements. These factors have adversely impacted certain companies in our investment portfolio and severely disrupted operations and economic conditions generally. Finally, significant market fluctuations driven by the
COVID-19
pandemic have resulted in fluctuations in the fair value component of our Assets Under Management and could result in additional fluctuations in our Assets Under Management depending on the severity and extent of the ongoing crisis. However, despite the adverse impact, Vinci expanded its operations during the pandemic and had increased its total assets, net revenue, profits and did not record any impairment in 2020 as result of
COVID-19.
Additionally the Group completed its Initial Public Offering (“IPO”) on the Nasdaq Global Select Market in January 2021.